35. CONTINGENCIES, RESTRICTIONS AND LAWSUITS (Tables)	12 Months Ended
Dec. 31, 2017
Contingencies Restrictions And Lawsuits Tables
Details of bank loans with no restrictions on their agreements
Debtor	Creditor	Currency	Nominal Rate
Cono Sur S.A.	Scotiabank	USD	1.60%
Cono Sur S.A.	BBVA	CLP	3.09%
Viña Concha Y Toro S.A.	BBVA	USD	1.65%
Viña Concha Y Toro S.A.	Scotiabank	USD	1.47%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.16%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.21%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.21%
Viña Concha Y Toro S.A.	HSBC	USD	1.90%
Viña Concha Y Toro S.A.	Banco Chile	CLP	3.16%
Viña Concha Y Toro S.A.	BCI	CLP	3.02%
Viña Concha Y Toro S.A.	Scotiabank	USD	1.49%
Trivento B. y Viñedos S.A.	Banco Credicoop	ARS	27.30%
Trivento B. y Viñedos S.A.	Banco Francés	ARS	21.80%
Trivento B. y Viñedos S.A.	Banco Nación	ARS	20.00%
Trivento B. y Viñedos S.A.	Banco Nación	ARS	18.00%
Trivento B. y Viñedos S.A.	Banco San Juan	ARS	17.00%
Trivento B. y Viñedos S.A.	BBVA	ARS	30.09%
Trivento B. y Viñedos S.A.	Banco Macro	ARS	34.14%
Trivento B. y Viñedos S.A.	Banco San Juan	ARS	30.67%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.35%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.90%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.80%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.60%
Trivento B. y Viñedos S.A.	Credicoop	USD	1.80%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.80%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.35%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.35%
Trivento B. y Viñedos S.A.	Banco Francés	USD	1.50%
VCT Brasil Imp. Y Exp. Ltda.	Citibank S.A.	BRL	9.30%
VCT Brasil Imp. Y Exp. Ltda.	Banco Itau BBA S.A	BRL	13.89%
VCT USA, Inc.	Banco del Estado de Chile, New York Branch	USD	2.40%
VCT USA, Inc.	Banco del Estado de Chile, New York Branch	USD	2.90%
VCT USA, Inc.	Banco del Estado de Chile, New York Branch	USD	1.80%
VCT USA, Inc.	Banco del Estado de Chile, New York Branch	USD	1.70%
VCT & DG México S.A.	Banamex	MXN	9.40%
Fetzer Vineyards	Banco del Estado de Chile, New York Branch	USD	2.01%
Fetzer Vineyards	Banco del Estado de Chile, New York Branch	USD	2.10%